STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Oct. 02, 2021
STOCK-BASED COMPENSATION
Summary of significant assumptions used in the Black-Scholes option-pricing model on a weighted-average basis to determine the fair value of option awards granted

The following table sets forth the significant assumptions used in the Black-Scholes option-pricing model on a weighted-average basis to determine the fair value of option awards granted:

Three Fiscal
Quarters Ended
October 2, 2021
Risk-free interest rate	0.63%
Expected volatility	38.16%
Expected term (in years)	6.25
Expected dividend yield	0.00%

Summary of restricted stock awards activity

The following table represents the Company’s restricted stock awards activity during the three fiscal quarters ended October 2, 2021:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	8,340,126	19.00
Vested	(84,687)	—
Forfeited	(559,682)	19.00
Outstanding at October 2, 2021	7,695,757	$19.00

Summary of restricted stock units activity

The following table represents the Company’s restricted stock units activity during the three fiscal quarters ended October 2, 2021:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	341,301	19.00
Vested	—	—
Forfeited	(16,767)	19.00
Outstanding at October 2, 2021	324,534	$19.00

Summary of stock option activity

The following table represents the Company’s stock option activity during the three fiscal quarters ended October 2, 2021:

		Weighted-	Weighted-Average
		Average Exercise	Remaining	Aggregate
	Shares	Price per Share	Contract Term	Intrinsic Value
			(in years)	(in thousands)
Outstanding on January 1, 2021	—	$—	—	$—
Granted	886,862	19.00
Exercised	—
Forfeited	(81,092)
Outstanding at October 2, 2021	805,770	$19.00	9.55	$—
Vested and expected to vest at October 2, 2021	805,770	$19.00	9.55	$—
Options exercisable at October 2, 2021	—	—	—	—